UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Quarter Ended:                         December 31, 2011
                                                      -----------------

Check here if Amendment [   ];       Amendment Number:
                                                       ----------------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Kopp Investment Advisors, LLC
            -----------------------------------------------------------
Address:    8400 Normandale Lake Blvd., Suite 1450
            -----------------------------------------------------------
            Bloomington, MN  55437
            -----------------------------------------------------------

Form 13F File No:  28-03099
                   --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:   John P. Flakne
        --------------------------------------------------------------
Title:  Chief Financial Officer and Chief Compliance Officer
        --------------------------------------------------------------
Phone:  (952) 841-0400
        --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ John P. Flakne          Bloomington, Minnesota       2-1-12
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   (Signature)                 City/State                (Date)






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


Report Type (Check only one.):

[ X ] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F Notice.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F Combination Report.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None





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


                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 95
                                                 ---------

Form 13F Information Table Value Total:      $     237,533
                                                 ---------
                                                (thousands)

List of Other Included Managers:                      None





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


                                          KOPP INVESTMENT ADVISORS, LLC
                                            FORM 13F INFORMATION TABLE

                                                  DECEMBER 31, 2011

                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                         TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER
NAME OF ISSUER                            CLASS        CUSIP   (X$1000)  PRN AMT  PRN CALL DSCRET  MANAGERS   SOLE    SHARED  NONE
--------------                            -----        -----    -------  -------  --- ---- ------- --------   -----   ------  ----

3M Company                                 COM       88579Y101      858    10,502 SH  N/A  Other     N/A        9,397          1,105
Achillion Pharmaceuticals Inc.             COM       00448Q201      223    29,330 SH  N/A  Other     N/A       29,330
Adept Technologies Inc.                  COM NEW     006854202    1,391   579,600 SH  N/A  Defined   N/A      579,600
Adept Technologies Inc.                  COM NEW     006854202      704   293,500 SH  N/A  Other     N/A      293,500
Aflac Incorporated                         COM       001055102      856    19,791 SH  N/A  Other     N/A       17,611          2,180
Akorn, Inc.                                COM       009728106    4,893   440,000 SH  N/A  Defined   N/A      440,000
Akorn, Inc.                                COM       009728106   20,664 1,858,284 SH  N/A  Other     N/A    1,744,649        113,635
Amarin Corp. PLC ADS                  SPONS ADR NEW  023111206    2,022   270,000 SH  N/A  Defined   N/A      270,000
Amarin Corp. PLC ADS                  SPONS ADR NEW  023111206    9,591 1,280,505 SH  N/A  Other     N/A    1,208,590         71,915
American Express Company                   COM       025816109      971    20,577 SH  N/A  Other     N/A       18,012          2,565
Amerigon Inc.                              COM       03070L300    2,240   157,077 SH  N/A  Other     N/A      140,077         17,000
Angiodynamics, Inc.                        COM       03475V101    4,379   295,674 SH  N/A  Other     N/A      261,981         33,693
Apache Corp.                               COM       037411105      892     9,850 SH  N/A  Other     N/A        8,650          1,200
Array Biopharma Inc.                       COM       04269X105    2,160 1,000,000 SH  N/A  Defined   N/A    1,000,000
Array Biopharma Inc.                       COM       04269X105    5,369 2,485,549 SH  N/A  Other     N/A    2,256,658        228,891
AtriCure Inc.                              COM       04963C209      254    22,860 SH  N/A  Other     N/A       22,860
Cardiome Pharma Corp.                    COM NEW     14159U202      427   162,500 SH  N/A  Defined   N/A      162,500
Cardiome Pharma Corp.                    COM NEW     14159U202    2,920 1,110,452 SH  N/A  Other     N/A    1,019,067         91,385
Cepheid Inc.                               COM       15670R107      327     9,502 SH  N/A  Other     N/A        9,337            165
Comverge Inc.                              COM       205859101    1,272 1,009,780 SH  N/A  Other     N/A      872,895        136,885
Constant Contact, Inc.                     COM       210313102    2,108    90,802 SH  N/A  Other     N/A       81,702          9,100
Cummins Inc.                               COM       231021106      766     8,700 SH  N/A  Other     N/A        7,580          1,120
Datalink Corp.                             COM       237934104    3,470   420,125 SH  N/A  Other     N/A      375,535         44,590
Dow Chemical Co.                           COM       260543103      762    26,502 SH  N/A  Other     N/A       23,067          3,435
Dynavax Technologies Corp.                 COM       268158102      239    71,860 SH  N/A  Other     N/A       71,860
Elan Corporation PLC ADR                   ADR       284131208      210    15,270 SH  N/A  Other     N/A       15,270
Emcore Corp.                               COM       290846104    4,618 5,355,000 SH  N/A  Defined   N/A    5,355,000
Emcore Corp.                               COM       290846104    2,961 3,433,955 SH  N/A  Other     N/A    3,419,820         14,135
EnteroMedics Inc.                        COM NEW     29365M208       39    23,205 SH  N/A  Other     N/A       23,205
Exxon Mobil Corporation                    COM       30231G102    1,086    12,811 SH  N/A  Other     N/A       11,272          1,539
Finisar Corp.                            COM NEW     31787A507    6,960   415,625 SH  N/A  Defined   N/A      415,625
Finisar Corp.                            COM NEW     31787A507   12,225   730,043 SH  N/A  Other     N/A      699,468         30,575
Gilead Sciences Inc.                       COM       375558103      343     8,380 SH  N/A  Other     N/A        8,380
Harvard Bioscience, Inc.                   COM       416906105      186    48,152 SH  N/A  Other     N/A       48,152
HealthStream, Inc.                         COM       42222N103      345    18,685 SH  N/A  Other     N/A       18,685
Heckmann Corp.                             COM       422680108    2,865   430,810 SH  N/A  Other     N/A      377,675         53,135
Inhibitex Inc.                             COM       45719T103      210    19,200 SH  N/A  Other     N/A       19,200
International Business Machines Corp.      COM       459200101    1,154     6,274 SH  N/A  Other     N/A        5,519            755
Iris International Inc.                    COM       46270W105      748    80,000 SH  N/A  Defined   N/A       80,000
Iris International Inc.                    COM       46270W105    6,955   743,850 SH  N/A  Other     N/A      674,920         68,930
iShares Russell 2000 Growth           RUSL 2000 GROW 464287648      376     4,465 SH  N/A  Other     N/A        4,465
Ista Pharmaceuticals Inc.                COM NEW     45031X204      477    67,710 SH  N/A  Other     N/A       67,710
JDS Uniphase Corp.                    COM PAR $0.001 46612J507      744    71,258 SH  N/A  Other     N/A       71,258
Johnson & Johnson                          COM       478160104      870    13,273 SH  N/A  Other     N/A       11,883          1,390
Johnson Controls Inc.                      COM       478366107      935    29,917 SH  N/A  Other     N/A       26,452          3,465
Marriott International Inc.                CL A      571903202      851    29,169 SH  N/A  Other     N/A       25,615          3,554
Masimo Corporation                         COM       574795100      192    10,285 SH  N/A  Other     N/A       10,285
Medtox Scientific Inc.                   COM NEW     584977201   11,162   794,464 SH  N/A  Other     N/A      737,864         56,600
Mindspeed Technologies, Inc.             COM NEW     602682205    2,794   610,000 SH  N/A  Defined   N/A      610,000
Mindspeed Technologies, Inc.             COM NEW     602682205    6,083 1,328,210 SH  N/A  Other     N/A    1,257,315         70,895
MIPS Technologies, Inc.                    COM       604567107      704   157,860 SH  N/A  Other     N/A      132,195         25,665
National Oilwell Varco Inc.                COM       637071101    1,019    14,990 SH  N/A  Other     N/A       13,175          1,815
Neogen Corp.                               COM       640491106      442    14,430 SH  N/A  Other     N/A       14,430
Network Equipment Technologies, Inc.       COM       641208103    3,213 2,769,800 SH  N/A  Defined   N/A    2,769,800
Network Equipment Technologies, Inc.       COM       641208103    1,954 1,684,886 SH  N/A  Other     N/A    1,591,696         93,190
Northern Oil & Gas Inc.                    COM       665531109    1,736    72,385 SH  N/A  Other     N/A       64,575          7,810
Northern Trust                             COM       665859104      719    18,120 SH  N/A  Other     N/A       16,105          2,015
Nuvasive Inc.                              COM       670704105      514    40,833 SH  N/A  Other     N/A       35,683          5,150
Oclaro, Inc.                             COM NEW     67555N206    3,455 1,225,000 SH  N/A  Defined   N/A    1,225,000
Oclaro, Inc.                             COM NEW     67555N206    3,489 1,237,384 SH  N/A  Other     N/A    1,213,971         23,413
Omnicell Inc.                              COM       68213N109      286    17,289 SH  N/A  Other     N/A       17,289
Oplink Communications, Inc.              COM NEW     68375Q403    2,918   177,145 SH  N/A  Defined   N/A      177,145
Oplink Communications, Inc.              COM NEW     68375Q403    5,596   339,785 SH  N/A  Other     N/A      329,106         10,679
OraSure Technologies Inc.                  COM       68554V108      250    27,440 SH  N/A  Other     N/A       27,440
Pepsico Inc.                               COM       713448108      820    12,353 SH  N/A  Other     N/A       10,818          1,535
PLX Technology, Inc.                       COM       693417107      144    50,000 SH  N/A  Defined   N/A       50,000
PLX Technology, Inc.                       COM       693417107    2,288   797,194 SH  N/A  Other     N/A      703,509         93,685
PMC-Sierra Inc.                            COM       69344F106      110    20,000 SH  N/A  Other     N/A       20,000
The Procter & Gamble Company               COM       742718109      826    12,383 SH  N/A  Other     N/A       11,008          1,375
Quidel Corp.                               COM       74838J101    2,800   185,036 SH  N/A  Other     N/A      167,381         17,655
Regeneron Pharmaceuticals, Inc.            COM       75886F107    2,644    47,695 SH  N/A  Other     N/A       45,037          2,658
RF Monolithics Inc.                        COM       74955F106       11    10,000 SH  N/A  Other     N/A       10,000
RTI Biologics, Inc.                        COM       74975N105    1,976   445,000 SH  N/A  Defined   N/A      445,000
RTI Biologics, Inc.                        COM       74975N105   14,494 3,264,433 SH  N/A  Other     N/A    3,011,096        253,337
Sangamo Biosciences, Inc.                  COM       800677106      278    98,000 SH  N/A  Defined   N/A       98,000
Sangamo Biosciences, Inc.                  COM       800677106    1,419   499,664 SH  N/A  Other     N/A      473,169         26,495
Southern Company                           COM       842587107    1,153    24,907 SH  N/A  Other     N/A       21,997          2,910
Southwest Airlines Co.                     COM       844741108      828    96,736 SH  N/A  Other     N/A       85,061         11,675
SPDR Trust Ser 1                         TR UNIT     78462F103      772     6,150 SH  N/A  Other     N/A        5,950            200
Spectranetics Corp.                        COM       84760C107      338    46,820 SH  N/A  Other     N/A       46,820
Staar Surgical Co.                    COM PAR $0.01  852312305    3,539   337,395 SH  N/A  Other     N/A      311,875         25,520
Staples Inc.                               COM       855030102      642    46,225 SH  N/A  Other     N/A       41,420          4,805
SunOpta, Inc.                              COM       8676EP108    6,591 1,367,331 SH  N/A  Other     N/A    1,272,838         94,493
Superconductor Technologies, Inc.        COM NEW     867931305    5,577 4,534,400 SH  N/A  Defined   N/A    4,534,400
Superconductor Technologies, Inc.        COM NEW     867931305    2,606 2,118,492 SH  N/A  Other     N/A    2,115,892          2,600
Synergetics USA, Inc.                      COM       87160G107      369    50,000 SH  N/A  Defined   N/A       50,000
Synergetics USA, Inc.                      COM       87160G107   10,894 1,476,160 SH  N/A  Other     N/A    1,345,295        130,865
Thoratec Corp.                           COM NEW     885175307    1,703    50,739 SH  N/A  Other     N/A       46,249          4,490
Titan Machinery Inc.                       COM       88830R101    3,382   155,616 SH  N/A  Other     N/A      137,721         17,895
Triquint Semiconductor Inc.                COM       89674K103    1,877   385,437 SH  N/A  Other     N/A      337,910         47,527
Vanguard Total Stock                  TOTAL STK MKT  922908769      244     3,800 SH  N/A  Other     N/A        3,800
Verizon Communications, Inc.               COM       92343V104    1,011    25,206 SH  N/A  Other     N/A       22,236          2,970
Vitesse Semiconductor Corporation        COM NEW     928497304    2,444   981,550 SH  N/A  Defined   N/A      981,550
Vitesse Semiconductor Corporation        COM NEW     928497304    3,449 1,385,280 SH  N/A  Other     N/A    1,383,015          2,265
Wells Fargo & Co.                          COM       949746101      862    31,278 SH  N/A  Other   N/A         27,673          3,605
REPORT SUMMARY                              95                  237,533




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